Gains/(losses) on investments (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maximum [Member]
Gain (Loss) on Securities [Line Items]
Percentage of decrease in shares of existing shareholders	35.28%
Minimum [Member]
Gain (Loss) on Securities [Line Items]
Percentage of decrease in shares of existing shareholders	30.00%
Alvarium Investment (NZ) Limited [Member]
Gain (Loss) on Securities [Line Items]
Loss on restructuring of interests in joint ventures and associates	£ 148,277
Equity method investment ownership percentage	46.00%	50.00%
Alvarium Media Finance [Member]
Gain (Loss) on Securities [Line Items]
Equity method investment, realized gain (loss) on disposal	£ 304,314